SHAREHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Stock by Class [Table Text Block]

a.	Composition of share capital:

	September 30, 2014		December 31, 2013
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited
Ordinary shares of £0.01 par value each	5,000,000,000	55,636,283	49,800,000	40,227,953
Deferred A shares of £0.001 par value	800,000	—	800,000	—
Deferred B shares of £0.001 par value	1,200,000	—	1,200,000	—
Deferred C shares of £0.001 par value	400,000	—	400,000	—

a.	Composition of share capital:

	December 31, 2013		December 31, 2012
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares of £0.01 par value each	49,800,000	40,227,953	49,800,000	13,369,809
Deferred A shares of £0.001 par value	800,000	—	800,000	—
Deferred B shares of £0.001 par value	1,200,000	—	1,200,000	—
Deferred C shares of £0.001 par value	400,000	—	400,000	—

Fair Value, by Balance Sheet Grouping [Table Text Block]
Fair value was estimated using the following weighted-average assumptions (annualized percentages):

	Nine months ended September 30,
	2013	2014
	Unaudited
Expected dividend yield	0%	0%
Expected volatility	106.38% – 106.48%	74.43% – 81.65%
Risk-free interest	0.69% – 0.74%	1.5% – 1.85%
Expected life	5.0 years	5.5 – 6.25 years
Forfeiture rate	0%	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company's stock option activity and related information for the nine months ended September 30, 2014:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at beginning of the period	2,203,227	$1.71	8.6	$—
Changes during the period:
Granted	880,000	$0.70
Forfeited	(145,000)	$1.61
Options outstanding at end of the period	2,938,227	$1.42	8.3	$—
Vested and expected to vest	2,938,227	$1.42	8.3	$—
Options exercisable at end of the period	1,458,227	$1.42	7.4	$—

The following is a summary of the Company’s stock option activity related to employees and directors and related information for the period ended December 31, 2012 and 2013:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2012	360,527	$1.29
Changes during 2012:
Granted	410,000	$1.58
Options outstanding at December 31, 2012	770,527	$1.44	7.2	$169
Vested and expected to vest at December 31, 2012	770,527	$1.44	7.2	$169
Options exercisable at December 31, 2012	540,527	$1.38	6.3	$152
Outstanding at January 1, 2013	770,527	$1.44	7.2	$169
Changes during 2013:
Granted	1,570,000	$1.82
Expired	(137,300)	$1.51
Options outstanding at December 31, 2013	2,203,227	$1.71	8.6	$—
Vested and expected to vest at December 31, 2013	2,203,227	$1.71	8.6	$—
Options exercisable at December 31, 2013	633,227	$1.44	5.9	$—

Share-based Compensation Arrangement by Share-based Payment, Award, Options and Warrants [Table Text Block]
The options and warrants outstanding as of September 30, 2014 that were granted to the Company's service providers are as follows:

Grant date	Number of options	Exercise Price	Expiration date
August 28, 2007	20,475	$1.29	August 28, 2017
May 27, 2009	30,000	$1.56	May 27, 2019
February 12, 2012	309,492	$2.00	February 12, 2017
April 26, 2012	90,000	$2.00	March 19, 2017
June 27, 2012	2,988	$1.75	June 21, 2022
November 30, 2012	90,180	$2.00	November 30, 2017
January 17, 2013	43,035	$2.00	January 17, 2018
January 31, 2013	7,200	$2.00	January 31, 2018
February 8, 2013	3,600	$2.00	February 28, 2018
August 27, 2014	35,000	$0.565	August 27, 2024
	631,970

The options and warrants outstanding as of December 31, 2013 that were granted to the Company’s service providers are as follows:

Grant date	Number of options	Exercise Price	Expiration date
August 28, 2007(1)	20,475	1.29	August 28, 2017
May 27, 2009(1)	30,000	1.56	May 27, 2019
February 12, 2012(3)	309,492	2.00	February 12, 2017
April 26, 2012(2)	90,000	2.00	March 19, 2017
June 27, 2012(4)	2,988	1.75	June 21, 2022
November 30, 2012(5)	90,180	2.00	November 30, 2017
	543,135
1.
In 2007 and 2009, the Company granted 20,475 and 30,000 fully vested options, respectively, to the pre-clinical development consultant. The fair value of the options was $29 (unaudited) and $33, respectively. Since the exercise price of such options is denominated in a currency that is different from the Company’s functional currency, the Company accounts for such options as a liability. The fair value of the options was estimated each cut-off date using the Black-Scholes options valuation model.

The changes in fair value were recorded as financial expense (income). The Company recorded financial income in the amount of $20 and $3 for the years ended December 31, 2013 and 2012, respectively.
In 2012, the Company increased and changed the denominated currency of the exercise price of the options that were issued in 2009 from £0.8 to $1.56 resulting in the options being reclassified from a liability to equity. The Company accounted for this change as a modification in accordance with ASC 718.
The Company calculated the incremental value of this modification. Since there was no incremental value, the Company only reclassified the related liability in the amount of $35 to additional paid-in capital.
2.
In 2011, the Company granted 35,000 fully vested warrants to an independent contractor (the “Finder”) under a consulting agreement that was signed in 2011 (“2011 Consulting Agreement”). The exercise price was $1 and the contractual life is five years. The fair value of the warrants in the amount of $45 was recorded to additional paid-in capital. In the months January and February 2012, the Company granted additional 10,000 fully vested warrants to the Finder under the 2011 Consulting Agreement. The exercise price was $1 per share and the contractual life is five years. The fair value of the warrants in the amount of $12 was recorded to additional paid-in capital.

In April 2012, the Company modified the amount of warrants that were granted to the Finder from a total of 45,000 warrants to 90,000 warrants and also modified the exercise price from $1 to $2. The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded compensation cost in a total amount of $38 to additional paid-in capital.
On February 29, 2012, the Company entered into an agreement with the Finder, for the purpose of introducing the Company to potential investors (“Finder’s Agreement”). In the event that during the term of this agreement, an approved investor will consummate a cash investment, then the Finder shall be entitled to (i) a cash payment in an amount equal to 7% of the amount invested; and (ii) that number of ordinary shares of the Company issuable for a cash investment equal to 7% of the investment amount based upon the price per share pursuant to which the approved investor participated; less consulting consideration otherwise paid or payable to the Finder pursuant to a new consulting agreement that was signed in 2012 (the “2012 Consulting Agreement”).
Between March through June 2012, the Company committed to grant an additional 20,000 fully vested warrants to the Finder under the 2012 Consulting Agreement (the “Finder’s Warrants”). The exercise price was $2 per share and the contractual life is five years. Pursuant to the terms of the Finder’s Agreement, in September 2012, the Company issued, 16,279 ordinary shares, £0.01 par value each, and is obligated to pay $28 in cash, in relation with the August 2012 financing (the “August Finder’s Fee”), since the consulting fees pursuant to 2012 Consulting Agreement were lower than August Finder’s Fee. The Company recorded an amount of $52 of stock-based compensation expenses in the statement of comprehensive loss during the year ended December 31, 2012. After the August 2012 financing, the 2012 Consulting Agreement was terminated.
3.
On February 12, 2012, the Company settled part of an outstanding debt to a related party by issuance of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each. See also Note 13.

4.
On June 27, 2012, the Company granted 2,988 options which shall vest on December 27, 2012. The Company recorded compensation expense in the amount of $2 in the statement of comprehensive loss during the year ended December 31, 2012.

5.
On August 23, 2012, the Company entered into an agreement with an agent (the “Agent”) to advise the Company on a private placement offering and as a contact with potential financing sources for the Company (the “Agent Agreement”). The Company agreed to pay the Agent a cash transaction fee in the amount of between 7% – 8% of the amount of the financing; and warrants equal to 7% – 8% of the stock and warrants issued in the financing at an exercise price equal to the investor’s warrant exercise price. The consideration that is paid to the Agent is treated as issuance expenses. Pursuant to the terms of the Agent Agreement, the Company issued 90,180 warrants and paid $120 in cash, for advisory services in relation with the November 2012 Financing.

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The share based expense recognized in the financial statements for services received from employees and non-employees is shown in the following table:

	Year ended December 31,
	2013	2012	2011
Research and development	$(18)	$(2)	$—
General and administrative expenses	92	469	140
Financial (income), net		(82)	(120)
	$74	$385	$20

Call Option [Member]
Fair Value, by Balance Sheet Grouping [Table Text Block]
Fair value was estimated using the following weighted-average assumptions (annualized percentages):

	Nine months ended September 30,
	2013	2014
	Unaudited
Expected dividend yield	0%	0%
Expected volatility	106.38% – 106.48%	74.43% – 81.65%
Risk-free interest	0.69% – 0.74%	1.5% – 1.85%
Expected life	5.0 years	5.5 – 6.25 years
Forfeiture rate	0%	0%

Fair values were estimated using the following assumptions for the warrants call option (range of annualized percentages):

	December 31, 2013	December 31, 2012
Dividend yield	0%	0%
Expected volatility	85.45%	79.61% – 86.31%
Risk-free interest	0.41%	0.12% – 0.21%
Expected life	2.08 years	0.92 – 1.42 years

Put Option [Member]
Fair Value, by Balance Sheet Grouping [Table Text Block]
Fair value was estimated using the following weighted-average assumptions (annualized percentages):

	Nine months ended September 30,
	2013	2014
	Unaudited
Expected dividend yield	0%	0%
Expected volatility	106.38% – 106.48%	74.43% – 81.65%
Risk-free interest	0.69% – 0.74%	1.5% – 1.85%
Expected life	5.0 years	5.5 – 6.25 years
Forfeiture rate	0%	0%

Fair values were estimated during 2013 and 2012 using the following assumptions for the warrants put option (range of annualized percentages):

	December 31, 2013	December 31, 2012
Dividend yield	0%	0%
Expected volatility	87.69%	67% – 83%
Risk-free interest	0.21%	0.11% – 0.28%
Expected life	1.33 years	0.25 – 1.04 years